Fair Value Measurements (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 31, 2021	Jan. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Marketable securities held in Trust Account	$ 13,542,749		$ 13,542,749	$ 13,545,503
Fair value of warrants			770,250
Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fair value of warrants price per shares	$ 1.95	$ 0.41
Fair value of warrants		$ 161,950	$ 770,250